GENERAL (Real Estate Investments) (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Business Acquisition [Line Items]
Purchase of real estate		$ 1,093	$ 5,795
Shares issued for real estate investment			1,300,580
Retail Portfolio of Twenty Seven Supermarkets [Member]
Business Acquisition [Line Items]
Effective date of transaction completion	May 31, 2015
Luxury Suite Condominium [Member]
Business Acquisition [Line Items]
Purchase of real estate		4,800
Flamingo South Beach Condominium [Member]
Business Acquisition [Line Items]
Purchase of real estate		$ 7,153
Time period		3 years
Business Acquisition Three [Member]
Business Acquisition [Line Items]
Purchase price				$ 40,559